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UBS PaineWebber
Cashfund

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                                   PROSPECTUS

                                 AUGUST 1, 2000
                          (AS REVISED APRIL 16, 2001)

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.





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                            UBS PaineWebber Cashfund

                                    Contents
                                    THE FUND

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What every investor                              3                         Investment Objective,
should know about                                                          Strategies and Risks
the fund                                         4                         Performance
                                                 5                         Expenses and Fee Tables
                                                 6                         More About Risks and
                                                                           Investment Strategies
                                          YOUR INVESTMENT

---------------------------------------------------------------------------------------------------------
Information for                                  7                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Pricing and Valuation
                                         ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------

Additional important                            10                         Management
information about                               10                         Dividends and Taxes
the fund                                        11                         Financial Highlights

---------------------------------------------------------------------------------------------------------
Where to learn more                                                        Back Cover
about the fund

                         The fund is not a complete or
                          balanced investment program.

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                            UBS PaineWebber Cashfund

                            UBS PaineWebber Cashfund
                    INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
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FUND OBJECTIVE

Current income, stability of principal and high liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

UBS PaineWebber Inc., the fund's investment adviser, has appointed Brinson Advisors to serve as the fund's sub-adviser. Brinson Advisors selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

 Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

 Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

 Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

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                            UBS PaineWebber Cashfund

                                 PERFORMANCE
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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                               [PERFORMANCE GRAPH]

                1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
                ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Total Return    7.97%   5.87%   3.44%   2.78%   3.76%   5.46%   4.95%   5.15%   5.15%   4.74%

                                 CALENDAR YEAR

Total return January 1 to June 30, 2000  -- 2.80%
Best quarter during years shown: 4th quarter, 1990  -- 2.03%
Worst quarter during years shown: 3rd quarter, 1993  -- 0.68%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   4.74%
Five Years..............................................   5.09%
Ten Years...............................................   4.92%

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                            UBS PaineWebber Cashfund

                            EXPENSES AND FEE TABLES
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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)..................................  None
Maximum Deferred Sales Charge (Load)
(as a % of offering price)..................................  None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................  0.35%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses..............................................  0.20
                                                              ----
Total Annual Fund Operating Expenses........................  0.55%
                                                              ----
                                                              ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $56      $176      $307       $689

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                            UBS PaineWebber Cashfund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
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PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.

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                            UBS PaineWebber Cashfund

                            MANAGING YOUR FUND ACCOUNT
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BUYING SHARES

You must be a UBS PaineWebber'sm'* client or a client of a UBS PaineWebber correspondent firm to purchase fund shares. You can purchase fund shares by contacting your Financial Advisor.

Your order to purchase fund shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS PaineWebber and its bank, The Bank of New York, are open for business.

The fund and UBS PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

MINIMUM INVESTMENTS:

To open a fund account................................................$1,000

To add to a fund account...............................................$ 500

The minimum to add to a fund account is waived for automatic purchases made with free cash credit balances in your UBS PaineWebber brokerage account, as described below.

The fund may change its minimum investment requirements at any time.

BUYING SHARES AUTOMATICALLY

You must open your fund account with an initial investment of $1,000 or more. Once your fund account is opened, all free cash credit balances (that is, immediately available funds) of $500 or more in your UBS PaineWebber brokerage account (including proceeds from securities you have sold) are automatically invested in the fund on a daily basis. These purchases are made daily for settlement the next business day. All remaining free credit cash balances of $1.00 or more are invested in fund shares on the next to last business day of each month for settlement on the last business day of that month.

BUYING SHARES BY CHECK

You may purchase fund shares by placing an order with your Financial Advisor and providing a check from a U.S. bank. You should make your check payable to UBS PaineWebber Cashfund, Inc. and should include your UBS PaineWebber account number on the check.

Federal funds are deemed available to the fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. UBS PaineWebber may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

---------
* UBS PaineWebber is a service mark of UBS AG.

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                            UBS PaineWebber Cashfund

BUYING SHARES BY WIRE

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

  The Bank of New York
  ABA 021-000018
  UBS PaineWebber Cashfund, Inc.
  A/C 890-0114-061, OBI=FBO)
  [Account Name]/[Brokerage Account Number.]

The wire must include your name and UBS PaineWebber account number.

If UBS PaineWebber receives a notice from your bank of wire transfer of federal funds for a purchase of fund shares by 2:00 p.m., Eastern time, UBS PaineWebber will execute the purchase on that day. Otherwise, UBS PaineWebber will execute the order on the next business day. UBS PaineWebber and/or your bank may impose a service charge for wire purchases.

SELLING SHARES

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also use the checkwriting service to sell your shares. Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your UBS PaineWebber brokerage account, unless you instruct your Financial Advisor otherwise.

SELLING BY TELEPHONE OR MAIL OR IN PERSON

You may submit a request to sell fund shares in person or by telephone or mail to your Financial Advisor. Your proceeds will be mailed to you by check unless you choose a wire transfer as described below. UBS PaineWebber may charge an administrative service fee of up to $5.00 for processing sales orders by check.

If you mail an order to sell your shares to UBS PaineWebber or its correspondent firms, your request must include:

  Your name and address;

  The fund's name;

  Your fund account number;

  The dollar amount or number of shares you want to sell; and

  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund and its transfer agent will not accept signature guarantees that are not a part of these programs.

Sales by mail may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

WIRE TRANSFER OF SALE PROCEEDS

If you sell $5,000 or more of your fund shares, you may request that the sale proceeds be paid in federal funds and wired directly to a pre-designated bank account. To take advantage of this service, you must complete an authorization form that can be obtained from your Financial Advisor. If UBS PaineWebber's New York City offices receive your wire sales order prior to noon, Eastern time, on any business day, the sales proceeds will be wired to your bank account on that day. Otherwise, your sales proceeds will be wired to your bank account on the next business day. UBS PaineWebber may impose a

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                            UBS PaineWebber Cashfund

fee for wiring sales proceeds and may sell automatically an appropriate number of fund shares to pay that fee.

CHECKWRITING SERVICE

You may sell fund shares by writing a check for $500 or more against your fund account. You may obtain a supply of checks from UBS PaineWebber. When the fund's transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account, the check will be returned to the payee. Checks written in amounts less than $500 will also be returned. You should not attempt to redeem all the shares in your account by writing a check because the amount of fund shares in your account is likely to change each day.

You may be charged for specially imprinted checks, business checks, stop payment orders, copies of canceled checks, checks returned for insufficient funds, and checks written for less than $500. You will pay these charges through automatic redemption of an appropriate number of your fund shares. UBS PaineWebber may modify or terminate the checkwriting service at any time or impose service fees for checkwriting.

You may obtain the necessary forms for the checkwriting service from your Financial Advisor. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.

ADDITIONAL INFORMATION

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The fund calculates net asset value once each business day at 2:00 p.m., Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

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                            UBS PaineWebber Cashfund

                                   MANAGEMENT
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INVESTMENT ADVISER AND SUB-ADVISER

UBS PaineWebber is the investment adviser and administrator of the fund. Brinson Advisors is its sub-adviser and sub-administrator. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114.
UBS PaineWebber and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On February 28, 2001, UBS PaineWebber or Brinson Advisors was the manager, adviser or sub-adviser of 24 investment companies with 62 separate portfolios and aggregate assets of approximately $64.2 billion. (Brinson Advisors is a name by which Mitchell Hutchins Asset Management Inc. conducts business. Mitchell Hutchins' name is expected to change to Brinson Advisors, Inc. effective on or about May 1, 2001.)

ADVISORY FEES

The fund paid advisory and administration fees to UBS PaineWebber for the fiscal year ended March 31, 2000 at the effective annual rate of 0.35% of its average daily net assets.

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                              DIVIDENDS AND TAXES
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DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund unless you elect to receive them in cash. Contact your Financial Advisor at UBS PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES
The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes.

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                            UBS PaineWebber Cashfund

The fund is required to withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who have not provided the fund or UBS PaineWebber with

     a correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens), or a properly completed claim for exemption on Form W-8 (for nonresident aliens and other foreign entities), or are otherwise subject to backup withholding.

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                             FINANCIAL HIGHLIGHTS
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The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

                                                                        FOR THE YEARS ENDED MARCH 31,
                                                        --------------------------------------------------------------
                                                           2000         1999         1998         1997         1996
                                                           ----         ----         ----         ----         ----
Net asset value, beginning of year....................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
Net investment income.................................      0.0486       0.0487       0.0511       0.0482       0.0523
Dividends from net investment income..................     (0.0486)     (0.0487)     (0.0511)     (0.0482)     (0.0523)
                                                        ----------   ----------   ----------   ----------   ----------
Net asset value, end of year..........................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Total investment return(1)............................        4.97%        4.98%        5.23%        4.93%        5.36%
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of year (000's).......................  $6,055,389   $6,112,559   $5,683,262   $5,260,468   $5,308,558
Expenses to average net assets........................        0.55%        0.52%        0.56%        0.63%        0.60%
Net investment income to average net assets...........        4.86%        4.86%        5.11%        4.82%        5.24%

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(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported.

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For investors who want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the fund:

 For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section,
 Washington, D.C. 20549-0102; or

 Free from the EDGAR Database on the SEC's Internet website at:
 http://www.sec.gov

UBS PaineWebber Cashfund, Inc.
Investment Company Act File No. 811-2802


UBS PAINEWEBBER
CASHFUND
Prospectus

---------------------------------------------

  August 1, 2000
  (as revised April 16, 2001)

'c' 2001 UBS PaineWebber Inc. All rights reserved.


                         STATEMENT OF DIFFERENCES

The copyright sysbol shall be expressed as..................................'c'
The service mark symbol shall be expressed as..............................'sm'